Mortgage Banking Derivatives (Tables)	12 Months Ended
Dec. 31, 2018
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Instruments, Gain (Loss)
The net gains (losses) relating to free-standing derivative instruments used for risk management is summarized below (in thousands):

In Thousands
2018
Forward contracts related to mortgage loans held for sale and interest rate contracts	$(88)
Interest rate contracts for customers	335

Schedule of Derivative Instruments in Statement of Financial Position, Fair Value
The following table reflects the amount and fair value of mortgage banking derivatives included in the consolidated balance sheet as of December 31, 2018 (in thousands):

	In Thousands
	2018
	Notional Amount	Fair Value
Included in other assets (liabilities):
Interest rate contracts for customers	$9,655	335
Forward contracts related to mortgage loans held-for-sale	11,750	(88)